Acquisitions and Divestitures	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Business Combination and Asset Acquisition [Abstract]
Acquisitions and Divestitures

Note 3 — Acquisitions and Divestitures

Divestiture of Subsidiary

On March 12, 2021, the bankruptcy court approved the sale of the CBAV1, LLC Assets to BTL Diffusion SARL, the winning bidder, at the auction held on March 10, 2021 and March 11, 2021 for a total sum of $3,000,000, which includes a cash payment at closing in the amount of $2,650,000, less certain closing costs and credits, and additional royalty payments in the amount of $150,000 on April 15, 2022 and in the amount of $200,000 on April 15, 2023 (“CBAV1-BTL Transaction”).

A first closing of the CBAV1-BTL Transaction occurred on April 16, 2021, with the transfer of assets and release of funds completed on April 21, 2021 (“Final Closing”). Contemporaneously with the Final Closing, a certain license agreement between CBAV1 and Edison Nation, LLC (“Edison Nation”) terminated and any remaining operational assets of Edison Nation were transferred to BTL.

The table below shows the assets that the Company transferred to BTL and the components of the loss on discontinued operations:

June 30, 2021
Cash received from buyer	2,529,565

Accounts receivable	(293,005)
Inventory	(665,522)
Prepaid expenses	(160,666)
Intangible assets	(5,540,952)
Loss on divestiture	4,130,580
Operating loss of discontinued operations	178,200
Bankruptcy costs	650,000
Loss on discontinued operations	4,958,780

On February 17, 2020, the Company divested its Cloud B, Inc. subsidiary and entered into an Agreement for the Purchase and Sale of Cloud B, Inc.(the “Purchase Agreement”), with Pearl 33 Holdings, LLC (the “Buyer”), pursuant to which the Buyer purchased from the Company (and the Company sold and assigned) 80,065 shares of common stock of Cloud B (the “Cloud B Shares”) for $1.00 and an indemnification agreement as described below, constituting a 72.15% ownership interest in Cloud B, based on 110,964 shares of Cloud B’s common stock outstanding as of February 17, 2020. In accordance with the agreement, all of the liabilities of Cloud B were assumed by Pearl 33.

On February 17, 2020, as part of the sale of Cloud B, Inc., the Company entered into an indemnification agreement with Pearl 33 Holdings, LLC in connection with the divestiture of Cloud B, Inc., whereby pursuant to such agreement the Company is limited to the issuance of 150,000 shares of the Company’s common stock to the Buyer for indemnification of claims against Cloud B Inc. In addition, the Company shall indemnify the Buyer for expenses (including attorneys’ fees and all other costs, expenses and obligations) in connection with defending any Claim in connection with the Cloud B. The Company has recorded $405,000 related to the fair value of the 150,000 shares of common stock which will be issued to the Buyer.

The table below shows the assets and liabilities that the Company was relieved of in the transaction:

February 17, 2020
Accounts payable	4,005,605
Accrued Expenses	370,289
Income Tax Payable	14,473
Notes Payable	900,000
Non-Controlling Interest	26,393
Shares to be issued to Buyer	(405,000)
Gain on divestiture	$4,911,760

Please see Note 15 — Discontinued Operations for further information.

Divestiture of Subsidiary- SRM Entertainment, LTD

On November 30, 2020, the Company and its wholly owned subsidiary, SRM Entertainment, LTD entered into a Stock Exchange Agreement with Jupiter Wellness, Inc. (“Jupiter”). Under the terms of the Exchange Agreement, Jupiter agreed to purchase all outstanding shares of common stock (the “Exchange Shares”) issued by SRM from the Company. As consideration for the purchase of the Exchange Shares, Jupiter issued the Company 200,000 shares of its restricted common stock, symbol JUPW as listed on NASDAQ Capital Markets. Please see Note 15 — Discontinued Operations for further information.

Acquisitions

On September 29, 2020, the Company entered into a Purchase and Sale Agreement (the “Agreement”) with Graphene Holdings, LLC, Mercury FundingCo, LLC, Ventus Capital, LLC and Jetco Holdings, LLC (together the “Sellers”) to acquire all outstanding Membership Units (the “Units”) of TBD Safety, LLC (“TBD”). Collectively, the Sellers owned all outstanding Units of TBD. Under the terms of the Agreement, the Company issued a total of Two Million Two Hundred Ten Thousand Three Hundred Eighty-Two (2,210,382) shares of the Company’s common stock and a total of Seven Hundred Sixty-Four Thousand Six Hundred Eighteen (764,618) shares of a newly designated Preferred Stock (the “Preferred”). In addition, the Company and Sellers entered into a Registration Rights Agreement (the “Registration Rights Agreement”) in favor of the Sellers obligating the Company to register such common stock and shares of common stock to be issued upon conversion of the Preferred within 120 days after the Closing. The Sellers also had an Earn Out Consideration, which provides that at such time as the assets purchased in the Agreement achieve cumulative revenue of $10,000,000, the Sellers will earn a total of One Hundred Twenty-Five Thousand (125,000) shares of common stock. The closing of the transaction occurred on October 16, 2020.

Asset Acquisitions

Emmersive Entertainment

On April 17, 2021, Vinco Ventures, Inc. (“Vinco”) and EVNT Platform, LLC, a wholly owned subsidiary of Vinco (“the Company” or “Buyer”), entered into (and closed on) a certain Asset Contribution Agreement (“Asset Contribution Agreement”) with Emmersive Entertainment, Inc. (“Emmersive” or “Seller”), pursuant to which Emmersive contributed/transferred to the Company the assets used for Emmersive’s business, which include digital assets, software and certain physical assets (the “Contributed Assets”) in consideration for, among other things, the Company assuming certain obligations of Emmersive, hiring certain employees, and issuing 1,000,000 preferred membership units (“Preferred Units”) in the Company to Emmersive and/or its shareholders (“Preferred Members”) pursuant to a First Amended and Restated Operating Agreement for the Company dated as of April 17, 2021(“Amended Operating Agreement”). Certain put rights are associated with Preferred Units, which if exercised by the Preferred Members, obligates Vinco to purchase the Preferred Units in exchange for 1,000,000 shares of Vinco Venture’s common stock (“Put Rights”). In addition, the Preferred Members have the opportunity to earn up to 4,000,000 Conditional Preferred Units if certain conditions are satisfied for each of the four earn out targets (“Earn-Out Targets”). The Earn-Out Targets are described below:

Earn-Out Target 1: In the event that the Company (1) develops a minimally viable product for the NFT Technology to validate the utility of the product/platform with features to attract and transact with customers and (2) is successful on-boarding a minimum of 10 approved influential celebrities on or before December 31, 2021, the Company shall issue to Emmersive and/or Emmersive’s Shareholders, 1,000,000 Conditional Preferred Units, with Put Rights.

Earn-Out Target 2: In the event that the Company generates a minimum of $7,000,000 in annualized booked revenues inclusive of revenues generated from the celebrities onboarded by the Company (collectively “Attributed Revenue”) in any three-calendar-month period ending on or before March 31, 2022 (i.e. more than $1,750,000 in Attributed Revenue in a period of three consecutive calendar months), the Company shall issue to Emmersive and/or Emmersive’s Shareholders 1,000,000 Conditional Preferred Units, with the Put Rights.

Earn-Out Target 3: In the event that the Company generates a minimum of $28,000,000 in annualized Attributed Revenues in any three-calendar-month period ending on or before December 31, 2022 (i.e. more than $7,000,000 in Attributed Revenue in a period of three consecutive calendar months), the Company shall issue to Emmersive and/or Emmersive’s Shareholders 1,000,000 Conditional Preferred Units, with Put Rights.

Earn Out Target 4: In the event that the Company generates a minimum of $62,000,000 in annualized Attributed Revenues in any three-calendar-month period ending on or before December 31, 2023 (i.e. more than $15,500,000 in Attributed Revenue in a period of three consecutive calendar months), the Company shall issue to Emmersive and/or Emmersive’s Shareholders 1,000,000 Conditional Preferred Units, with Put Rights.

On April 17, 2021, the transactions under both the Asset Contribution Agreement and Amended Operating Agreement closed. The Preferred Units and Conditional Preferred Units were valued at $2,100,00 and $5,300,000, respectively, and recorded as an intangible asset.

Honey Badger

On November 10, 2020, the Company, through its wholly owned subsidiary, Honey Badger Media, LLC, entered into a series of transactions to acquire certain assets and license a platform with Honey Badger Media, LLC, a Delaware limited liability company, for $300,000 and 750,000 shares of common stock. The transaction was treated as an asset purchase and not accounted for as a business combination due to substantially all of the fair value of gross assets acquired were concentrated to a group of similar identifiable assets which was media licensing assets. In addition, there was limited inputs, processes and outputs, which did not meet the requirements to be a business. On January 5, 2021, the Company issued 750,000 shares of our common stock in connection with the asset acquisition.

Vinco Ventures, Inc. and Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note 3 — Acquisitions and Divestitures (continued)

HMNRTH

On March 11, 2020, the Company issued 238,750 shares of our common stock to acquire the assets of HMNRTH, LLC. On July 1, 2020, the Company made payment in the amount of $70,850 to the principals of HMNRTH, LLC. The transaction was treated as an asset purchase and not accounted for as a business combination due to the limited inputs, processes and outputs, which did not meet the requirements to be a business.

Note 3 — Acquisitions and Divestitures

Divestiture of Subsidiary - Cloud B

On February 17, 2020, the Company divested its Cloud B, Inc. subsidiary and entered into an Agreement for the Purchase and Sale of Cloud B, Inc.(the “Purchase Agreement”), with Pearl 33 Holdings, LLC (the “Buyer”), pursuant to which the Buyer purchased from the Company (and the Company sold and assigned) 80,065 shares of common stock of Cloud B (the “Cloud B Shares”) for $1.00 and an indemnification agreement as described below, constituting a 72.15% ownership interest in Cloud B, based on 110,964 shares of Cloud B’s common stock outstanding as of February 17, 2020. In accordance with the agreement, all of the liabilities of Cloud B were assumed by Pearl 33.

On February 17, 2020, as part of the sale of Cloud B, Inc., the Company entered into an indemnification agreement with Pearl 33 Holdings, LLC in connection with the divestiture of Cloud B, Inc., whereby pursuant to such agreement the Company is limited to the issuance of 150,000 shares of the Company’s common stock to the Buyer for indemnification of claims against Cloud B Inc. In addition, the Company shall indemnify the Buyer for expenses (including attorneys’ fees and all other costs, expenses and obligations) in connection with defending any Claim in connection with the Cloud B. The Company has recorded $405,000 related to the fair value of the 150,000 shares of common stock which were issued to the Buyer on June 30, 2020.

The table below shows the assets and liabilities that the Company was relieved of in the transaction:

February 17, 2020
Accounts payable	4,005,605
Accrued Expenses	370,289
Income Tax Payable	14,473
Notes Payable	900,000
Non-Controlling Interest	26,393
Shares to be issued to Buyer	(405,000)
Gain on divestiture	$4,911,760

Divestiture of Subsidiary- SRM Entertainment, LTD

On November 30, 2020, the Company and its wholly owned subsidiary, SRM Entertainment, LTD entered into a Stock Exchange Agreement with Jupiter Wellness, Inc. (“Jupiter”). Under the terms of the Exchange Agreement, Jupiter agreed to purchase all outstanding shares of common stock (the “Exchange Shares”) issued by SRM from the Company. As consideration for the purchase of the Exchange Shares, Jupiter issued the Company 200,000 shares of its restricted common stock, symbol JUPW as listed on NASDAQ Capital Markets. Please see Note 18 — Discontinued Operations for further information.

Acquisitions

On September 29, 2020, the Company entered into a Purchase and Sale Agreement (the “Agreement”) with Graphene Holdings, LLC, Mercury FundingCo, LLC, Ventus Capital, LLC and Jetco Holdings, LLC (together the “Sellers”) to acquire all outstanding Membership Units (the “Units”) of TBD Safety, LLC (“TBD”). Collectively, the Sellers owned all outstanding Units of TBD. Under the terms of the Agreement, the Company issued a total of Two Million Two Hundred Ten Thousand Three Hundred Eighty-Two (2,210,382) shares of the Company’s common stock and a total of Seven Hundred Sixty-Four Thousand Six Hundred Eighteen (764,618) shares of a newly designated Preferred Stock (the “Preferred”). In addition, the Company and Sellers entered into a Registration Rights Agreement (the “Registration Rights Agreement”) in favor of the Sellers obligating the Company to register such common stock and shares of common stock to be issued upon conversion of the Preferred within 120 days after the Closing. The Sellers also had an Earn Out Consideration, which provides that at such time as the assets purchased in the Agreement achieve cumulative revenue of $10,000,000, the Sellers will earn a total of One Hundred Twenty-Five Thousand (125,000) shares of common stock. The closing of the transaction occurred on October 16, 2020.

Vinco Ventures, Inc. and Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note 3 — Acquisitions and Divestitures — (Continued)

Asset Acquisition

On March 11, 2020, the Company issued 238,750 shares of our common stock to acquire the assets of HMNRTH, LLC. On July 1, 2020, the Company made payment in the amount of $70,850 to the principals of HMNRTH, LLC. The transaction was treated as an asset purchase and not accounted for as a business combination due to the limited inputs, processes and outputs, which did not meet the requirements to be a business.

On November 6, 2019, the Company issued 45,000 shares of our common stock to acquire the assets of Uber Mom, LLC for $52,352, which was the approximate value of Uber Mom, LLC’s inventory.

Joint Venture

On August 23, 2019, the Company formed Ed Roses, LLC, a 50% joint venture with 4Keeps Roses, Inc., to distribute preserved roses, flowers and associated gift products. The operations are currently not material.

The following table summarizes the preliminary purchase price allocation of fair values of the assets acquired and liabilities assumed during 2019 at the date of acquisition:

Uber Mom
Inventory	$52,352
Goodwill	98,613
Total assets acquired	$150,965

The following table summarizes the aggregate purchase price consideration paid for acquisitions during 2020:

TBD Safety, LLC
Fair value of issued common shares	$4,203,632
Fair value of issued preferred shares	764,618
Fair value of contingent consideration	200,000
Purchase consideration	$5,168,250

The following table summarizes the purchase price allocation of fair values of the assets acquired and liabilities assumed during 2020 at the date of acquisition:

TBD Safety, LLC
Cash and cash equivalents	$180,489
Accounts receivable	20,217
Inventory	492,793
Other current assets	346,095
Goodwill	591,729
Intangible assets	3,600,000
Total assets acquired	$5,231,323
Notes payable	62,500
Current liabilities	573
Total liabilities assumed	63,073
Total net assets acquired	5,168,250

Vinco Ventures, Inc. and Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note 3 — Acquisitions and Divestitures — (Continued)

The following represents the unaudited pro forma consolidated income statement as if the acquisitions had been included in the consolidated results of the Company for the entire years ending December 31, 2020:

	Year Ended December 31, 2020	Year Ended December 31, 2019

Revenues, net	$16,801,734	$13,197,684
Cost of revenues	11,994,549	8,095,723
Gross profit	4,807,185	5,101,961

Operating expenses:
Selling, general and administrative	12,589,513	14,900,658
Impairment	-	4,443,000
Change in fair value of earnout	-	(520,000)
Operating loss	(7,782,328)	(13,721,697)

Other income (expense):
Other income (expense)	1,615,016	(1,189,966)
Loss before income taxes	(6,167,312)	(14,911,663)
Income tax expense (benefit)	19,197	(22,373)
Net loss from continuing operations	$(6,186,509)	$(14,889,290)

The following table summarizes the aggregate purchase price consideration paid for acquisitions during 2019:

Uber Mom
Cash paid	$52,352
Fair value of issued common shares	98,613
Purchase consideration	$150,965

The Company believes that these combinations will further strengthen its future growth opportunities while also increasing product diversification. The Company accounted for these acquisitions as a business combination under the acquisition method of accounting.